Financial Instruments (Scheduled Maturities Of Available-For-Sale Securities) (Details) (USD $) In Millions, unless otherwise specified	May 25, 2014
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Cost	$ 18.3
Available-for-sale Securities, Market Value	18.4
Maturity, Less Than One Year
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Cost	4.5
Available-for-sale Securities, Market Value	4.5
Maturity, One to Three Years
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Cost	8.4
Available-for-sale Securities, Market Value	8.5
Maturity, Three to Five Years
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Cost	5.4
Available-for-sale Securities, Market Value	$ 5.4